Geographical Segment Information (Tables)	3 Months Ended
Mar. 31, 2022
Schedule of Geographical Segment Information

	Canada	Turkey	Bermuda	Bulgaria	Total
Revenue for the three months ended March 31,
2022	$-	$1,013,625	$-	$-	$1,013,625
2021	$-	$944,562	$-	$-	$944,562
Non-current assets as at
March 31, 2022	$-	$1,195,157	$-	$3,119,105	$4,314,262
December 31, 2021	$-	$1,573,185	$-	$3,116,146	$4,689,331